UNCERTAIN TAX POSITION (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Other Income Tax Expense (Benefit), Continuing Operations	$ 6,817,587	$ 5,163,716
Taxes Payable, Current	3,074,635	$ 2,066,934
Domestic Tax Authority [Member]
Taxes Payable, Current	$ 6,817,587